Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 28, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	CAPITOL CITY BANCSHARES INC
Entity Central Index Key	0001070295
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Trading Symbol	CPTY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 22,317,450
Entity Common Stock, Shares Outstanding		10,376,069
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013